Schedule of investments
Delaware Ivy ProShares Russell 2000 Dividend Growers Index Fund
June 30, 2022 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 98.87%
Communication Services — 2.94%
Cogent Communications Holdings	3,040	$ 184,710
John Wiley & Sons Class A	3,535	168,832
Telephone and Data Systems	11,418	180,290
		533,832
Consumer Discretionary — 0.95%
PetMed Express *	8,718	173,488
		173,488
Consumer Staples — 9.22%
Andersons	4,881	161,024
Calavo Growers	4,710	196,501
J & J Snack Foods *	1,451	202,647
Lancaster Colony	1,510	194,458
Nu Skin Enterprises Class A	4,009	173,590
SpartanNash *	5,620	169,555
Tootsie Roll Industries *	5,574	197,041
Universal	3,051	184,585
WD-40	975	196,326
		1,675,727
Financials — 29.80%
AMERISAFE	3,605	187,496
Arbor Realty Trust	11,979	157,045
Associated Banc-Corp	9,482	173,141
Atlantic Union Bankshares	5,578	189,206
City Holding	2,307	184,283
CNO Financial Group	9,596	173,592
Cohen & Steers	2,605	165,652
Community Bank System	2,870	181,613
Federal Agricultural Mortgage Class C	1,911	186,609
First Financial	4,174	185,743
First Interstate BancSystem Class A	5,017	191,198
First Merchants	4,847	172,650
Fulton Financial	12,402	179,209
Glacier Bancorp	3,906	185,222
Home BancShares	8,710	180,907
Horace Mann Educators	5,019	192,629
Independent Bank	2,269	180,227
International Bancshares	4,721	189,218
Lakeland Bancorp	12,276	179,475
Mercury General	3,864	171,175
Northwest Bancshares	14,696	188,109
Peoples Bancorp	6,652	176,943
Sandy Spring Bancorp	4,595	179,527
Simmons First National Class A	7,973	169,506
Southside Bancshares	4,840	181,113
SouthState	2,386	184,080
Tompkins Financial	2,573	185,513
	Number of shares	Value (US $)
Common Stocks (continued)
Financials (continued)
United Bankshares *	5,209	$ 182,679
Washington Trust Bancorp	3,786	183,129
WesBanco	5,721	181,413
		5,418,302
Healthcare — 2.99%
Atrion	297	186,771
Ensign Group	2,399	176,255
LeMaitre Vascular	3,987	181,608
		544,634
Industrials — 20.62%
ABM Industries	4,335	188,226
Alamo Group	1,598	186,055
Apogee Enterprises	4,359	170,960
Applied Industrial Technologies	1,796	172,721
Brady Class A	3,865	182,583
Douglas Dynamics	5,809	166,951
Exponent	2,108	192,819
Franklin Electric	2,500	183,150
GATX	1,828	172,124
Griffon	5,827	163,331
Healthcare Services Group	10,850	188,898
Hillenbrand	4,321	176,988
HNI	4,872	169,010
Insperity	1,915	191,174
Kadant	999	182,168
Lindsay	1,469	195,112
Matthews International Class A	6,004	172,135
McGrath RentCorp	2,297	174,572
Standex International	1,974	167,356
Trinity Industries	7,409	179,446
Watts Water Technologies Class A	1,415	173,819
		3,749,598
Information Technology — 2.00%
Badger Meter	2,338	189,121
Power Integrations	2,327	174,548
		363,669
Materials — 9.49%
Avient	3,860	154,709
Balchem	1,530	198,502
HB Fuller	2,639	158,894
Kaiser Aluminum	2,001	158,259
Materion	2,271	167,441
Neenah	4,786	163,394
Quaker Chemical *	1,227	183,461
Sensient Technologies	2,254	181,582
Stepan	1,731	175,437
Worthington Industries	4,169	183,853
		1,725,532
NQ-IV923 [6/22] 8/22 (2352521)    1

Schedule of investments
Delaware Ivy ProShares Russell 2000 Dividend Growers Index Fund   (Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Real Estate — 4.91%
Agree Realty	2,587	$ 186,600
Kennedy-Wilson Holdings	9,121	172,752
STAG Industrial	5,673	175,182
Terreno Realty	3,155	175,828
Universal Health Realty Income Trust	3,422	182,085
		892,447
Utilities — 15.95%
ALLETE	2,982	175,282
American States Water	2,303	187,718
Avista	4,244	184,657
Black Hills	2,447	178,068
California Water Service Group	3,368	187,093
Chesapeake Utilities	1,408	182,406
Middlesex Water *	2,166	189,915
New Jersey Resources	3,953	176,027
Northwest Natural Holding	3,366	178,735
NorthWestern *	3,044	179,383
PNM Resources	3,968	189,591
Portland General Electric	3,688	178,241
SJW Group	2,930	182,861
South Jersey Industries	5,344	182,444
Southwest Gas Holdings	1,980	172,418
Spire	2,363	175,736
		2,900,575
Total Common Stocks (cost $15,860,898)		17,977,804

Total Value of Securities Before Securities Lending Collateral—98.87% (cost $15,860,898)		17,977,804

	Number of shares	Value (US $)

Securities Lending Collateral — 2.08%
Money Market Mutual Fund — 2.08%
Dreyfus Institutional Preference Government Money Market Fund - Institutional Shares (seven-day effective yield 1.47%)	377,422	$ 377,422
Total Securities Lending Collateral (cost $377,422)		377,422

Total Value of Securities—100.95% (cost $16,238,320)		18,355,226■
Obligation to Return Securities Lending Collateral — (2.08%)		(377,422)
Receivables and Other Assets Net of Liabilities — 1.13%		204,766
Net Assets Applicable to 1,781,058 Shares Outstanding—100.00%		$18,182,570
*	Fully or partially on loan.
■	Includes $1,304,202 of securities loaned for which the counterparty pledged additional non-cash collateral valued at $958,000.

2    NQ-IV923 [6/22] 8/22 (2352521)